GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Balance, Opening	$ 373,230	[1]	$ 227,434
Gain of control in subsidiaries and new acquisitions	9,039		220,548
Deconsolidation of Magic, Sapiens and accounting for the remaining investment under equity method (see Note 1)	(219,369)		(62,040)
Adjustments due to purchase price allocation	455
Negative goodwill write-off	(455)		831
Foreign currency translation adjustments	(727)		(13,543)
Balance, Ending	$ 162,173		$ 373,230	[1]

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).